Cash and equivalents and marketable securities	12 Months Ended
Dec. 31, 2012
Cash and equivalents and marketable securities
Cash and equivalents and marketable securities

Note 4—Cash and equivalents and marketable securities

Current Assets

        Cash and equivalents and marketable securities and short-term investments consisted of the following:

	December 31, 2012
($ in millions)	Cost basis	Gross unrealized gains	Gross unrealized losses	Fair value	Cash and equivalents	Marketable securities and short-term investments
Cash	2,784			2,784	2,784	—
Time deposits	3,993			3,993	3,963	30
Other short-term investments	15			15	—	15
Debt securities available-for-sale:
—U.S. government obligations	152	8	(1)	159	—	159
—Other government obligations	3	—	—	3	—	3
—Corporate	236	9	—	245	128	117
Equity securities available-for-sale	1,271	12	(1)	1,282	—	1,282

Total	8,454	29	(2)	8,481	6,875	1,606

	December 31, 2011
($ in millions)	Cost basis	Gross unrealized gains	Gross unrealized losses	Fair value	Cash and equivalents	Marketable securities and short-term investments
Cash	1,655			1,655	1,655	—
Time deposits	2,986			2,986	2,984	2
Debt securities available-for-sale:
—U.S. government obligations	753	8	—	761	—	761
—Other government obligations	3	—	—	3	—	3
—Corporate	298	8	(1)	305	180	125
Equity securities available-for-sale	50	10	(3)	57	—	57

Total	5,745	26	(4)	5,767	4,819	948

Non-current assets

        The Company also holds shares in a publicly-traded company which are classified as available-for-sale equity securities and recorded in "Other non-current assets". At December 31, 2012 and 2011, other-than-temporary impairments were recognized on these securities but were not significant.

        In addition, certain held-to-maturity marketable securities (pledged in respect of a certain non-current deposit liability) are recorded in "Other non-current assets". At December 31, 2012, the amortized cost, gross unrecognized gain and fair value (based on quoted market prices) of these securities were $97 million, $27 million and $124 million, respectively. At December 31, 2011, the amortized cost, gross unrecognized gain and fair value (based on quoted market prices) of these securities were $92 million, $28 million and $120 million, respectively.

Gains, losses and contractual maturities

        Gross realized gains (reclassified from accumulated other comprehensive loss to income) on available-for-sale securities were $3 million, $8 million and $16 million in 2012, 2011 and 2010, respectively. Gross realized losses (reclassified from accumulated other comprehensive loss to income) on available-for-sale securities were not significant in 2012, 2011 and 2010. Such gains and losses were included in "Interest and other finance expense".

        In 2012 and 2011, other-than-temporary impairments recognized on available-for-sale equity securities were not significant. There was no other-than-temporary impairment in 2010.

        At December 31, 2012, 2011 and 2010, gross unrealized losses on available-for-sale securities that have been in a continuous unrealized loss position were not significant and the Company does not intend and does not expect to be required to sell these securities before the recovery of their amortized cost.

        There were no sales of held-to-maturity securities in 2012, 2011 and 2010.

        Contractual maturities of debt securities consisted of the following:

	December 31, 2012
	Available-for-sale		Held-to-maturity
($ in millions)	Cost basis	Fair value	Cost basis	Fair value
Less than one year	128	128	—	—
One to five years	200	210	41	48
Six to ten years	63	69	56	76

Total	391	407	97	124

        At December 31, 2012 and 2011, the Company pledged $96 million and $90 million, respectively, of available-for-sale marketable securities as collateral for issued letters of credit and other security arrangements.